General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
Professional fees	$ 31,080	$ 24,320	$ 22,388
Bank charges	3,705	3,971	3,922
Listing and filing fees	15,549	16,041	18,370
Office and miscellaneous	23,861	24,028	34,139
Consulting	103,671	111,693	128,320
Depreciation	0	0	205
Foreign exchange	4,712	(892)	4,333
General and administration	$ 182,578	$ 179,161	$ 211,677